Investment Properties - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about investment property [line items]
Adjustment to rent income	$ 54,139	$ 1,928
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Operating lease Term	1 year	1 year
Top of range [member]
Disclosure of detailed information about investment property [line items]
Operating lease Term	15 years	15 years